Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical)	Mar. 31, 2026 HKD ($) $ / shares shares	Sep. 30, 2025 HKD ($) shares
Receivable from related parties | $	$ 528,300	$ 169,419
Ordinary share, par value | (per share)	$ 0.24
Ordinary share, shares authorized	50,000,000	50,000,000
Common Class A [Member]
Ordinary share, shares authorized	45,000,000	45,000,000
Ordinary share, shares issued	117,581	77,225
Ordinary share, shares outstanding	117,581	77,225
Common Class B [Member]
Ordinary share, shares authorized	5,000,000	5,000,000
Ordinary share, shares issued	32,525	32,525
Ordinary share, shares outstanding	32,525	32,525